Annual Notice of Securities Sold Pursuant to Rule 24F-2
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

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1.  Name and address of issuer: Gabelli Equity Series Funds, Inc.


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2.  Name of each series or class of funds for which this notice is filed:
               Gabelli Equity Income Fund
               Gabelli Small Cap Growth Fund

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3.  Investment Company Act File Number:

    Securities Act File Number:  33-41913

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4.  Last day of fiscal year for which this notice is filed:  September 30

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5.  Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                   |-|

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                    NONE

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9.  Number and aggregate sale price of securities sold during the fiscal year
                         2,568,050 Shares     $48,690,829

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            2,568,050 Shares     $48,690,829

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                            1,080,044 Shares     $18,512,480

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12.    Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                           $                48,690,829
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       (ii)  Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if applicable):
                                           +                18,512,480
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       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                           -                86,280,173
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       (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
             to rule 24e-2 (if applicable):
                                          +                          0
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       (v)   Net aggregate price of securities sold and issued during
             the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                  ($19,076,864)
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       (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of  1933 or other applicable law or regulation (see
             Instruction C.6):
                                          x                 .00030303
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       (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                               0.00
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Instruction:    Issuers should complete lines (ii), (iii), (iv) and (v)
                only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 |-|

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                 SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*             /S/ DONALD E. BROSTROM
                                          DONALD E. BROSTROM
                                          ASSISTANT TREASURER

Date  11/25/96


 * Please print the name and title of the signing officer below the signature

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                                LAW OFFICES
                            MILES & STOCKBRIDGE,
                         A PROFESSIONAL CORPORATION
                              10 LIGHT STREET
                         BALTIMORE, MARYLAND 21202
                           TELEPHONE 410-727-6464
                              FAX 410-385-3700


                             November 25, 1996


Gabelli Equity Series Funds, Inc.
One Corporate Center
Rye, New York  10580


Ladies and Gentlemen:

           We have acted as special Maryland counsel to Gabelli Equity Series Funds, Inc., a Maryland corporation (the "Fund"), in connection with the filing by the Fund of a Rule 24f-2 Notice, as such term is defined in the Investment Company Act of 1940, as amended, dated of even date with this letter. We have prepared this opinion letter as attorneys admitted to practice law in the State of Maryland, and we express no opinion regarding the laws of any jurisdiction other than the State of Maryland.

           In our capacity as special Maryland counsel to the Fund and for the purpose of rendering the opinions expressed herein, we have examined originals or copies of the following documents:

           1. The Charter of the Fund as on file with the Maryland State Department of Assessments and Taxation ("SDAT") as of July 25, 1991;

           2. A Secretary's Certificate dated as of November 25, 1996 and the exhibits thereto, which exhibits include, among other things, the By-Laws of the Fund as amended through such date and copies of certain minutes of meetings of the Board of Directors of the Fund; and

           3. A Treasurer's Certificate dated as of November 25, 1996 certifying, among other things, that the Fund issued certain shares of its capital stock during the period beginning October 1, 1995 and ended September 30, 1996 against payment therefor in accordance with the Charter and Bylaws of the Fund and certain resolutions authorizing their issuance.

           In rendering the opinions expressed in this letter, we have assumed that all of the documents submitted to us as originals are authentic, all of the documents submitted as certified or photostatic copies conform to the original documents, all of the signatures on all of the documents submitted to us for examination are genuine, all natural persons who executed any of the documents or certificates that we have reviewed or relied upon had legal capacity at the time of such execution, and all public records reviewed by us are accurate and complete. Moreover, in rendering the opinions expressed within this letter, we relied as to certain factual matters upon the Secretary's Certificate and the Treasurer's Certificate and made no independent investigation or inquiry regarding the matters set forth herein.

           Based upon the foregoing, and subject to the foregoing assumptions, it is our opinion that the 570,880 shares of the capital stock of the Fund, designated as The Gabelli Equity Income Fund Stock, par value $.001 per share, and the 3,077,214 shares of the capital stock of the Fund, designated as The Gabelli Small Cap Growth Fund Stock, par value $.001 per share, all of which are being reported by the Fund on the accompanying Rule 24f-2 Notice as having been issued by the Fund during the period of October 1, 1995 through September 30, 1996 were legally issued, and are fully paid and non-assessable.

           The opinions expressed in this letter are based on the laws of the State of Maryland in effect on the date hereof. The opinions expressed herein are limited to the matters set forth in this letter, and no other opinion should be inferred beyond the matters expressly stated. This letter and the opinions expressed herein are being furnished by us to you solely for your benefit and may not be relied upon or otherwise referred to by any other person or for any other purpose without our prior written consent. Notwithstanding the foregoing, we hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.


                                       Very Truly Yours,

                                       Miles & Stockbridge,
                                       a Professional Corporation


                                       By:___________________________
                                            John B. Frisch

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